UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Growth Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3 and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

4/30/08

WGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
BHP Billiton PLC	2.4%
Nestle S.A.	2.3%
INPEX Holdings, Inc.	1.9%
LVMH Moet Hennessy Louis Vuitton S.A.	1.9%
WPP Group PLC	1.7%
Intel Corp.	1.6%
TOTAL S.A.	1.5%
OAO Gazprom, ADR	1.4%
Visa, Inc., “A”	1.3%
Erste Bank der oesterreichischen Sparkassen AG	1.3%

Equity sectors
Technology	17.7%
Financial Services	14.8%
Health Care	10.7%
Basic Materials	9.9%
Energy	8.6%
Consumer Staples	8.0%
Special Products & Services	6.8%
Retailing	6.7%
Leisure	5.3%
Industrial Goods & Services	4.7%
Utilities & Communications	4.7%
Autos & Housing	1.3%

Country weightings
United States	33.1%
United Kingdom	10.1%
Switzerland	8.5%
Japan	8.0%
France	7.1%
Germany	4.7%
India	3.5%
Russia	2.3%
Mexico	2.2%
Other Countries	20.5%

Percentages are based on net assets as of 4/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	1.53%	$1,000.00	$921.85	$7.31
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
B	Actual	2.28%	$1,000.00	$918.67	$10.88
	Hypothetical (h)	2.28%	$1,000.00	$1,013.53	$11.41
C	Actual	2.28%	$1,000.00	$918.70	$10.88
	Hypothetical (h)	2.28%	$1,000.00	$1,013.53	$11.41
I	Actual	1.28%	$1,000.00	$923.35	$6.12
	Hypothetical (h)	1.28%	$1,000.00	$1,018.50	$6.42
R1	Actual	2.35%	$1,000.00	$918.43	$11.21
	Hypothetical (h)	2.35%	$1,000.00	$1,013.18	$11.76
R2 (formerly R3)	Actual	1.83%	$1,000.00	$920.89	$8.74
	Hypothetical (h)	1.83%	$1,000.00	$1,015.76	$9.17
R3 (formerly R4)	Actual	1.59%	$1,000.00	$921.90	$7.60
	Hypothetical (h)	1.59%	$1,000.00	$1,016.96	$7.97
R4 (formerly R5)	Actual	1.32%	$1,000.00	$922.93	$6.31
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.79%, 1.54% and 1.29% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $8.57, $7.38 and $6.19 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $9.00, $7.75 and $6.49 for Class R2, Class R3 and Class R4 shares, respectively.

4

Expense Table – continued

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 2.28%; the actual expenses paid during the period would have been approximately $10.91; and the hypothetical expenses paid during the period would have been approximately $11.45.

5

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.9%
United Technologies Corp.	40,930	$2,966,196

Alcoholic Beverages - 0.9%
Pernod Ricard S.A.	27,036	$3,122,392

Apparel Manufacturers - 4.0%
Billabong International Ltd. (l)	122,475	$1,386,147
Li & Fung Ltd.	716,200	2,945,855
LVMH Moet Hennessy Louis Vuitton S.A.	55,010	6,296,566
NIKE, Inc., “B”	38,150	2,548,420

		$13,176,988
Automotive - 1.3%
PT Astra International Tbk.	1,011,500	$2,185,647
Toyota Industries Corp. (l)	59,600	2,081,962

		$4,267,609
Biotechnology - 1.6%
Actelion Ltd. (a)	47,530	$2,413,624
Genzyme Corp. (a)	40,300	2,835,105

		$5,248,729
Broadcasting - 4.0%
Grupo Televisa S.A., ADR	127,650	$3,150,402
Societe Television Francaise 1 (l)	58,941	1,245,272
Walt Disney Co.	97,950	3,176,519
WPP Group PLC	473,580	5,779,022

		$13,351,215
Brokerage & Asset Managers - 3.5%
Daiwa Securities Group, Inc.	301,000	$3,015,821
Goldman Sachs Group, Inc.	11,440	2,189,273
ICAP PLC	121,410	1,401,860
Invesco Ltd.	82,220	2,108,943
Julius Baer Holding Ltd.	39,860	2,954,428

		$11,670,325

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 5.9%
Accenture Ltd., “A”	52,720	$1,979,636
Amdocs Ltd. (a)	43,220	1,356,244
Capita Group PLC	85,373	1,118,657
Fidelity National Information Services, Inc.	46,650	1,682,199
Infosys Technologies Ltd., ADR	89,120	3,893,653
Intertek Group PLC	82,440	1,584,311
Satyam Computer Services Ltd.	289,770	3,451,993
Visa, Inc., “A” (a)	53,030	4,425,354

		$19,492,047
Chemicals - 1.4%
3M Co.	38,880	$2,989,872
Wacker Chemie AG	7,260	1,790,638

		$4,780,510
Computer Software - 1.0%
Oracle Corp. (a)	151,460	$3,157,941

Computer Software - Systems - 2.8%
Apple Computer, Inc. (a)	18,800	$3,270,260
EMC Corp. (a)	142,830	2,199,582
International Business Machines Corp.	32,180	3,884,126

		$9,353,968
Conglomerates - 0.9%
Siemens AG	24,320	$2,874,601

Consumer Goods & Services - 4.0%
Alberto-Culver Co.	78,610	$1,978,614
Colgate-Palmolive Co.	28,380	2,006,466
L’Oreal S.A. (l)	16,150	1,919,812
Procter & Gamble Co.	51,780	3,471,849
Reckitt Benckiser Group PLC	63,960	3,728,613

		$13,105,354
Electrical Equipment - 1.5%
Keyence Corp.	7,300	$1,870,198
Schneider Electric S.A.	25,657	3,143,603

		$5,013,801
Electronics - 8.9%
Canon, Inc.	47,100	$2,357,153
Hirose Electric Co. Ltd.	26,900	3,205,489

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Hoya Corp.	57,400	$1,598,255
Intel Corp.	242,880	5,406,509
Konica Minolta Holdings, Inc.	116,000	1,748,139
Marvell Technology Group Ltd. (a)	97,630	1,264,309
National Semiconductor Corp.	98,580	2,010,046
Royal Philips Electronics N.V.	66,340	2,495,184
Samsung Electronics Co. Ltd.	5,054	3,598,114
SUMCO Corp.	90,900	2,286,375
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	300,620	3,378,969

		$29,348,542
Energy - Independent - 1.9%
INPEX Holdings, Inc.	574	$6,408,161

Energy - Integrated - 4.0%
OAO Gazprom, ADR	86,290	$4,590,628
Petroleo Brasileiro S.A., ADR	30,560	3,710,595
TOTAL S.A.	59,790	5,031,947

		$13,333,170
Food & Beverages - 3.1%
Nestle S.A.	15,690	$7,542,613
PepsiCo, Inc.	42,140	2,887,854

		$10,430,467
Food & Drug Stores - 0.9%
Tesco PLC	359,249	$3,038,031

Gaming & Lodging - 0.3%
International Game Technology	32,570	$1,131,482

Internet - 1.3%
Google, Inc., “A” (a)	7,380	$4,238,260

Machinery & Tools - 2.3%
Bucyrus International, Inc.	24,690	$3,109,212
GEA Group AG	64,350	2,380,188
Ingersoll-Rand Co. Ltd., “A” (a)	46,320	2,055,682

		$7,545,082
Major Banks - 6.7%
Bank of New York Mellon Corp.	53,940	$2,348,008
Erste Bank der oesterreichischen Sparkassen AG	57,680	4,303,365

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
HSBC Holdings PLC	174,151	$3,036,492
Raiffeisen International Bank Holding AG	17,160	2,794,039
Standard Bank Group Ltd.	187,469	2,221,234
Standard Chartered PLC	76,550	2,713,760
State Street Corp.	34,840	2,513,358
UniCredito Italiano S.p.A.	284,214	2,148,260

		$22,078,516
Medical Equipment - 2.8%
Boston Scientific Corp. (a)	102,340	$1,364,192
Medtronic, Inc.	54,320	2,644,298
Synthes, Inc.	25,660	3,525,429
Zimmer Holdings, Inc. (a)	21,890	1,623,362

		$9,157,281
Metals & Mining - 4.2%
Anglo American PLC	47,600	$3,058,197
BHP Billiton PLC	228,070	8,063,073
Mining & Metallurgical Co. Norilsk Nickel, ADR	107,340	2,898,180

		$14,019,450
Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	129,200	$3,312,688
NICE Systems Ltd., ADR (a)	51,280	1,632,755
Nokia Oyj (l)	133,950	4,038,952
Research in Motion Ltd. (a)	28,060	3,412,938

		$12,397,333
Oil Services - 2.7%
Halliburton Co.	52,740	$2,421,293
Schlumberger Ltd.	31,070	3,124,089
Tenaris S.A., ADR	65,870	3,491,769

		$9,037,151
Other Banks & Diversified Financials - 4.6%
Aeon Credit Service Co. Ltd. (l)	126,800	$2,041,394
American Express Co.	81,770	3,926,595
Bank of Cyprus Public Co. Ltd.	132,446	1,835,427
Housing Development Finance Corp. Ltd.	58,878	4,082,735
UBS AG	98,193	3,308,662

		$15,194,813

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.3%
Allergan, Inc.	58,170	$3,279,043
Bayer AG (l)	34,440	2,940,978
Merck & Co., Inc.	75,480	2,871,259
Novartis AG	75,500	3,848,576
Novo Nordisk A/S, “B”	52,050	3,589,166
Roche Holding AG	25,380	4,235,664

		$20,764,686
Restaurants - 1.0%
YUM! Brands, Inc.	78,280	$3,184,430

Specialty Chemicals - 4.3%
Akzo Nobel N.V.	28,780	$2,443,626
L’Air Liquide S.A.	19,056	2,862,434
Linde AG	21,640	3,176,647
Praxair, Inc.	35,460	3,237,853
Symrise AG (l)	99,504	2,479,253

		$14,199,813
Specialty Stores - 1.8%
Industria de Diseno Textile S.A.	45,740	$2,502,537
PetSmart, Inc.	82,820	1,853,512
Staples, Inc.	81,000	1,757,700

		$6,113,749
Telecommunications - Wireless - 3.9%
America Movil S.A.B. de C.V., “L”, ADR	71,770	$4,159,789
MTN Group Ltd.	202,730	3,851,032
Rogers Communications, Inc., “B”	53,940	2,406,343
Turkcell Iletisim Hizmetleri A.S., ADR	117,240	2,362,386

		$12,779,550
Telephone Services - 0.8%
Telefonica S.A.	91,900	$2,669,266
Total Common Stocks (Identified Cost, $311,044,446)		$328,650,909

	Strike Price	First Exercise	Shares/Par	Value ($)

Rights - 0.1%
Other Banks & Diversified Financials - 0.1%
UBS AG (One share for every one right) (Identified Cost, $0)	$1.62	5/12/2008	98,193	$166,211

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 3.8%
Morgan Stanley Repurchase Agreement, 1.97%, dated 4/30/08, due 5/01/08, total to be received $12,525,867 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost and Net Asset Value	12,525,181	$12,525,181

Money Market Funds (v) - 1.4%
MFS Institutional Money Market Portfolio, 2.69%, at Cost and Net Asset Value	4,651,698	$4,651,698
Total Investments (Identified Cost, $328,221,325) (k)		$345,993,999

Other Assets, Less Liabilities - (4.5)%		(14,761,788)
Net Assets - 100.0%		$331,232,211

(a)	Non-income producing security.
(k)	As of April 30, 2008, the fund had 42 securities that were fair valued, aggregating $119,785,950 and 34.62% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $323,569,627)	$341,342,301
Underlying funds, at cost and value	4,651,698
Total Investments, at value including $12,086,246 of securities on loan (identified cost, $328,221,325)		$345,993,999
Cash	$11,982
Receivable for investments sold	4,088,111
Receivable for fund shares sold	64,934
Interest and dividends receivable	580,864
Other assets	3,949
Total assets		$350,743,839
Liabilities
Payable to custodian	$26,115
Payable for investments purchased	6,016,829
Payable for fund shares reacquired	581,523
Collateral for securities loaned, at value	12,525,181
Payable to affiliates
Management fee	16,255
Shareholder servicing costs	162,961
Distribution and service fees	6,959
Administrative services fee	281
Payable for independent trustees’ compensation	51,966
Accrued expenses and other liabilities	123,558
Total liabilities		$19,511,628
Net assets		$331,232,211
Net assets consist of
Paid-in capital	$298,906,693
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $25,667 deferred country tax)	17,768,299
Accumulated net realized gain (loss) on investments and foreign currency transactions	14,622,597
Accumulated distributions in excess of net investment income	(65,378)
Net assets		$331,232,211
Shares of beneficial interest outstanding		12,504,907

12

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$252,237,039
Shares outstanding	9,407,855
Net asset value per share		$26.81
Offering price per share (100 / 94.25 × net asset value per share)		$28.45
Class B shares
Net assets	$40,119,107
Shares outstanding	1,592,681
Net asset value and offering price per share		$25.19
Class C shares
Net assets	$17,465,156
Shares outstanding	700,346
Net asset value and offering price per share		$24.94
Class I shares
Net assets	$6,737,340
Shares outstanding	246,271
Net asset value, offering price, and redemption price per share		$27.36
Class R1 shares
Net assets	$1,056,661
Shares outstanding	42,434
Net asset value, offering price, and redemption price per share		$24.90
Class R2 shares (formerly Class R3 shares)
Net assets	$10,164,064
Shares outstanding	386,140
Net asset value, offering price, and redemption price per share		$26.32
Class R3 shares (formerly Class R4 shares)
Net assets	$3,381,189
Shares outstanding	126,513
Net asset value, offering price, and redemption price per share		$26.73
Class R4 shares (formerly Class R5 shares)
Net assets	$71,655
Shares outstanding	2,667
Net asset value, offering price, and redemption price per share		$26.87

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$3,018,926
Interest	59,512
Dividends from underlying funds	44,557
Foreign taxes withheld	(243,711)
Total investment income		$2,879,284
Expenses
Management fee	$1,537,612
Distribution and service fees	806,902
Shareholder servicing costs	378,152
Administrative services fee	27,590
Retirement plan administration and services fees	4,107
Independent trustees’ compensation	5,980
Custodian fee	106,729
Shareholder communications	33,215
Auditing fees	30,056
Legal fees	3,670
Miscellaneous	67,359
Total expenses		$3,001,372
Fees paid indirectly	(730)
Reduction of expenses by investment adviser and distributor	(128,649)
Net expenses		$2,871,993
Net investment income		$7,291
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$24,752,636
Foreign currency transactions	(61,977)
Net realized gain (loss) on investments and foreign currency transactions		$24,690,659
Change in unrealized appreciation (depreciation)
Investments (net of $55,550 decrease in deferred country tax)	$(56,794,285)
Translation of assets and liabilities in foreign currencies	(21,745)
Net unrealized gain (loss) on investments and foreign currency translation		$(56,816,030)
Net realized and unrealized gain (loss) on investments and foreign currency		$(32,125,371)
Change in net assets from operations		$(32,118,080)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/08 (Unaudited)	Year ended 10/31/07
From operations
Net investment income	$7,291	$3,167,148
Net realized gain (loss) on investments and foreign currency transactions	24,690,659	61,903,461
Net unrealized gain (loss) on investments and foreign currency translation	(56,816,030)	17,282,988
Change in net assets from operations	$(32,118,080)	$82,353,597
Distributions declared to shareholders
From net investment income
Class A	$(1,726,947)	$(2,861,070)
Class B	—	(164,047)
Class C	(2,099)	(60,897)
Class I	(59,758)	(88,085)
Class R (b)	—	(27,079)
Class R1	(7,483)	(526)
Former Class R2 (b)	(2,230)	(1,478)
Class R2 (formerly Class R3)	(32,323)	(3,363)
Class R3 (formerly Class R4)	(19,553)	(17,370)
Class R4 (formerly Class R5)	(555)	(727)
Total distributions declared to shareholders	$(1,850,948)	$(3,224,642)
Change in net assets from fund share transactions	$(37,471,968)	$(77,431,825)
Total change in net assets	$(71,440,996)	$1,697,130
Net assets
At beginning of period	402,673,207	400,976,077
At end of period (including accumulated distributions in excess of net investment income of $65,378 and undistributed net investment income of $1,778,279)	$331,232,211	$402,673,207

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$29.26		$23.97	$20.10	$17.76	$15.91		$12.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.25	$0.11	$0.01	$(0.01)		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(2.30)		5.28	3.76	2.33	1.86		3.14
Total from investment operations	$(2.28)		$5.53	$3.87	$2.34	$1.85		$3.18
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.24)	$—	$—	$—		$—
Net asset value, end of period	$26.81		$29.26	$23.97	$20.10	$17.76		$15.91
Total return (%) (r)(s)(t)	(7.82	)(n)	23.24	19.25	13.18	11.70	(b)(q)	24.90	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.58	1.61	1.69	1.70		1.69
Expenses after expense reductions (f)	1.53	(a)	1.48	1.51	1.59	1.60		1.59
Net investment income (loss)	0.16	(a)	0.97	0.49	0.07	(0.04)		0.30
Portfolio turnover	49		68	96	92	163		93
Net assets at end of period (000 Omitted)	$252,237		$297,956	$290,952	$290,256	$304,348		$306,333

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$27.42		$22.46	$18.98	$16.90	$15.25		$12.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.06	$(0.05)	$(0.13)	$(0.13)		$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.15)		4.95	3.53	2.21	1.78		3.02
Total from investment operations	$(2.23)		$5.01	$3.48	$2.08	$1.65		$2.96
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$—	$—	$—		$—
Net asset value, end of period	$25.19		$27.42	$22.46	$18.98	$16.90		$15.25
Total return (%) (r)(s)(t)	(8.13	)(n)	22.35	18.34	12.31	10.82	(b)(q)	24.08 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.23	2.26	2.34	2.35		2.34
Expenses after expense reductions (f)	2.28	(a)	2.23	2.26	2.34	2.35		N/A
Net investment income (loss)	(0.62	)(a)	0.25	(0.26)	(0.70)	(0.81)		(0.47)
Portfolio turnover	49		68	96	92	163		93
Net assets at end of period (000 Omitted)	$40,119		$64,416	$75,573	$87,769	$108,750		$129,229

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$27.15		$22.26	$18.80	$16.74	$15.11		$12.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.05	$(0.06)	$(0.13)	$(0.13)		$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.14)		4.91	3.52	2.19	1.76		2.99
Total from investment operations	$(2.21)		$4.96	$3.46	$2.06	$1.63		$2.93
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.07)	$—	$—	$—		$—
Net asset value, end of period	$24.94		$27.15	$22.26	$18.80	$16.74		$15.11
Total return (%) (r)(s)(t)	(8.13	)(n)	22.33	18.40	12.31	10.79	(b)(q)	24.06 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.23	2.26	2.34	2.35		2.34
Expenses after expense reductions (f)	2.28	(a)	2.23	2.26	2.34	2.35		N/A
Net investment income (loss)	(0.60	)(a)	0.21	(0.27)	(0.69)	(0.81)		(0.47)
Portfolio turnover	49		68	96	92	163		93
Net assets at end of period (000 Omitted)	$17,465		$20,249	$20,450	$20,924	$21,945		$24,777

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$29.87		$24.46	$20.46	$18.04	$16.11		$12.86
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.32	$0.17	$0.06	$0.04		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(2.33)		5.39	3.83	2.36	1.89		3.18
Total from investment operations	$(2.28)		$5.71	$4.00	$2.42	$1.93		$3.25
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.30)	$—	$—	$—		$—
Net asset value, end of period	$27.36		$29.87	$24.46	$20.46	$18.04		$16.11
Total return (%) (r)(s)	(7.66	)(n)	23.57	19.55	13.41	11.98	(b)(q)	25.27	(j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.23	1.26	1.34	1.34		1.33
Expenses after expense reductions (f)	1.28	(a)	1.23	1.26	1.34	1.34		N/A
Net investment income	0.40	(a)	1.22	0.74	0.31	0.21		0.53
Portfolio turnover	49		68	96	92	163		93
Net assets at end of period (000 Omitted)	$6,737		$7,739	$7,368	$7,233	$7,011		$6,249

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$27.29		$22.42	$18.96	$18.12
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.10)	$(0.07)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.13)		5.06	3.53	0.92	(g)
Total from investment operations	$(2.22)		$4.96	$3.46	$0.84
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.09)	$—	$—
Net asset value, end of period	$24.90		$27.29	$22.42	$18.96
Total return (%) (r)(s)	(8.16	)(n)	22.17	18.25	4.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.36	(a)	2.35	2.45	2.54	(a)
Expenses after expense reductions (f)	2.35	(a)	2.33	2.35	2.52	(a)
Net investment loss	(0.75	)(a)	(0.43)	(0.35)	(0.77	)(a)
Portfolio turnover	49		68	96	92
Net assets at end of period (000 Omitted)	$1,057		$1,009	$127	$104

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R2 (formerly Class R3)			2007	2006	2005	2004

Net asset value, beginning of period	$28.77		$23.58	$19.85	$17.63	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.04	$0.03	$(0.06)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.25)		5.29	3.70	2.28	1.83
Total from investment operations	$(2.27)		$5.33	$3.73	$2.22	$1.76
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.14)	$—	$—	$—
Net asset value, end of period	$26.32		$28.77	$23.58	$19.85	$17.63
Total return (%) (r)(s)	(7.91	)(n)	22.73	18.79	12.59	11.09	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.90	2.00	2.10	2.08
Expenses after expense reductions (f)	1.83	(a)	1.88	1.90	2.09	2.08
Net investment income (loss)	(0.11	)(a)	0.16	0.15	(0.29)	(0.45)
Portfolio turnover	49		68	96	92	163
Net assets at end of period (000 Omitted)	$10,164		$4,168	$619	$466	$239

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R3 (formerly Class R4)			2007	2006	2005 (i)

Net asset value, beginning of period	$29.16		$23.91	$20.08	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.15	$0.11	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(2.28)		5.33	3.72	0.96	(g)
Total from investment operations	$(2.27)		$5.48	$3.83	$0.98
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.23)	$—	$—
Net asset value, end of period	$26.73		$29.16	$23.91	$20.08
Total return (%) (r)(s)	(7.81	)(n)	23.10	19.07	5.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.64	1.75	(a)
Expenses after expense reductions (f)	1.59	(a)	1.62	1.64	1.75	(a)
Net investment income	0.10	(a)	0.58	0.48	0.20	(a)
Portfolio turnover	49		68	96	92
Net assets at end of period (000 Omitted)	$3,381		$3,563	$1,857	$53

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R4 (formerly Class R5)			2007	2006	2005 (i)

Net asset value, beginning of period	$29.33		$24.02	$20.11	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.28	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(2.30)		5.31	3.77	0.95	(g)
Total from investment operations	$(2.25)		$5.59	$3.91	$1.01
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.28)	$—	$—
Net asset value, end of period	$26.87		$29.33	$24.02	$20.11
Total return (%) (r)(s)	(7.71	)(n)	23.47	19.44	5.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.33	1.35	1.45	(a)
Expenses after expense reductions (f)	1.32	(a)	1.33	1.35	1.45	(a)
Net investment income	0.39	(a)	1.07	0.65	0.50	(a)
Portfolio turnover	49		68	96	92
Net assets at end of period (000 Omitted)	$72		$78	$63	$53

See Notes to Financial Statements

23

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 for Class A, Class B, Class C and Class I would have been 0.47%, 0.56%, 0.58% and 0.54% lower, respectively.
(n)	Not annualized.
(q)	The fund’s net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 for Class A, Class B, Class C, Class I, Class R and Class R2 (formerly Class R3) would have been 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% lower, respectively.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

25

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are

26

Notes to Financial Statements (unaudited) – continued

creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and

27

Notes to Financial Statements (unaudited) – continued

interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record

28

Notes to Financial Statements (unaudited) – continued

interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$3,224,642

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$328,603,873
Gross appreciation	35,289,219
Gross depreciation	(17,909,548)
Net unrealized appreciation (depreciation)	$17,379,671

As of 10/31/07
Undistributed ordinary income	$1,845,962
Capital loss carryforwards	(9,675,059)
Other temporary differences	(131,480)
Net unrealized appreciation (depreciation)	$74,255,123

The aggregate cost above includes prior fiscal year end tax adjustments.

29

Notes to Financial Statements (unaudited) – continued

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/11	$(9,675,059)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,442 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

30

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$447,400
Class B	0.75%	0.25%	1.00%	1.00%	238,195
Class C	0.75%	0.25%	1.00%	1.00%	88,754
Class R (b)	0.25%	0.25%	0.50%	0.50%	2,518
Class R1	0.75%	0.25%	1.00%	0.83%	4,541
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	2,186
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	19,170
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	4,138
Total Distribution and Service Fees					$806,902

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through February 28, 2009. For the six months ended April 30, 2008, this waiver amounted to $127,828 and is reflected as a reduction of total expenses in the Statement of Operations. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$2,256
Class B	$18,397
Class C	$456

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $121,018, which equated to 0.0709% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $257,134.

31

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.24%	$1,329
Former Class R2 (b)	0.25%	—	—	0.08%	354
Class R2 (formerly Class R3)	0.15%	—	—	0.04%	1,545
Class R3 (formerly Class R4)	0.15%	—	—	0.05%	867
Class R4 (formerly Class R5)	0.10%	—	—	0.04%	12
Total Retirement Plan Administration and Services Fees					$4,107

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for the Former Class R2, Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

32

Notes to Financial Statements (unaudited) – continued

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $826. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $2,829. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $46,705 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $1,476 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $821, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $172,600,186 and $215,201,742, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,301,771	$35,626,600	2,196,393	$58,788,397
Class B	77,645	1,940,903	249,794	6,158,115
Class C	69,593	1,757,180	88,316	2,139,680
Class I	13,711	377,836	282,888	8,110,897
Class R (b)	60,868	1,660,911	31,447	816,660
Class R1	18,825	485,817	36,580	922,708
Former Class R2 (b)	35,692	935,263	25,258	629,611
Class R2 (formerly Class R3)	303,098	8,216,959	168,169	4,449,783
Class R3 (formerly Class R4)	15,787	424,685	196,281	5,104,113
	1,896,990	$51,426,154	3,275,126	$87,119,964
Shares issued to shareholders in reinvestment of distributions
Class A	55,569	$1,565,367	104,834	$2,600,943
Class B	—	—	6,688	156,489
Class C	65	1,719	2,211	51,239
Class I	2,081	59,758	3,486	88,085
Class R (b)	—	—	1,100	27,079
Class R1	285	7,483	23	526
Former Class R2 (b)	84	2,230	63	1,478
Class R2 (formerly Class R3)	1,167	32,323	137	3,363
Class R3 (formerly Class R4)	696	19,553	702	17,370
Class R4 (formerly Class R5)	20	555	29	727
	59,967	$1,688,988	119,273	$2,947,299
Shares reacquired
Class A	(2,133,874)	$(57,845,555)	(4,256,084)	$(112,509,795)
Class B	(834,004)	(21,052,485)	(1,271,659)	(31,239,465)
Class C	(115,121)	(2,857,633)	(263,416)	(6,379,886)
Class I	(28,577)	(762,824)	(328,544)	(9,315,129)
Class R (b)	(156,361)	(4,248,884)	(93,866)	(2,453,051)
Class R1	(13,647)	(322,418)	(5,298)	(130,365)
Former Class R2 (b)	(62,264)	(1,566,393)	(9,761)	(238,174)
Class R2 (formerly Class R3)	(62,977)	(1,621,789)	(49,716)	(1,280,345)
Class R3 (formerly Class R4)	(12,177)	(309,129)	(152,454)	(3,952,878)
	(3,419,002)	$(90,587,110)	(6,430,798)	$(167,499,088)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	(776,534)	$(20,653,588)	(1,954,857)	$(51,120,455)
Class B	(756,359)	(19,111,582)	(1,015,177)	(24,924,861)
Class C	(45,463)	(1,098,734)	(172,889)	(4,188,967)
Class I	(12,785)	(325,230)	(42,170)	(1,116,147)
Class R (b)	(95,493)	(2,587,973)	(61,319)	(1,609,312)
Class R1	5,463	170,882	31,305	792,869
Former Class R2 (b)	(26,488)	(628,900)	15,560	392,915
Class R2 (formerly Class R3)	241,288	6,627,493	118,590	3,172,801
Class R3 (formerly Class R4)	4,306	135,109	44,529	1,168,605
Class R4 (formerly Class R5)	20	555	29	727
	(1,462,045)	$(37,471,968)	(3,036,399)	$(77,431,825)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $833 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institiutional Money Market Portfolio	5,217,288	67,428,476	(67,994,066)	$4,651,698

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institiutional Money Market Portfolio	$—	$—	$44,557	$4,651,698

35

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of MFS Global Growth Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	806,795.47
Against	0.00
Abstain	22,485.32

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

37

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® INVESTMENT MANAGEMENT

MFS® Strategic Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

4/30/08

MFO-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	33.2%
High Grade Corporates	20.9%
Non-U.S. Government Bonds	20.6%
Emerging Market Bonds	5.7%
Commercial Mortgage-Backed Securities	5.3%
Mortgage-Backed Securities	4.9%
U.S. Treasury	2.5%
Floating Rate Loans	2.2%
Asset-Backed Securities	0.6%
Collateralized Debt Obligations	0.5%
U.S. Government Agencies	0.5%

Credit quality of bonds (r)
AAA	24.2%
AA	3.1%
A	14.6%
BBB	16.4%
BB	13.3%
B	21.0%
CCC	6.7%
D (o)	0.0%
Not Rated	0.7%

Portfolio facts
Average Duration (d)(i)	4.9
Average Life (i)(m)	7.4 yrs.
Average Maturity (i)(m)	11.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	63.7%
Japan	6.8%
Germany	4.0%
France	3.3%
United Kingdom	2.9%
Netherlands	2.3%
Spain	2.2%
Canada	2.1%
Ireland	1.7%
Other Countries	11.0%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

Portfolio Composition – continued

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/08.

Percentages are based on net assets as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	0.83%	$1,000.00	$1,007.48	$4.14
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
B	Actual	1.48%	$1,000.00	$1,005.50	$7.38
	Hypothetical (h)	1.48%	$1,000.00	$1,017.50	$7.42
C	Actual	1.48%	$1,000.00	$1,005.40	$7.38
	Hypothetical (h)	1.48%	$1,000.00	$1,017.50	$7.42
I	Actual	0.48%	$1,000.00	$1,010.75	$2.40
	Hypothetical (h)	0.48%	$1,000.00	$1,022.48	$2.41

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.1%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$470,000	$495,851
Vought Aircraft Industries, Inc., 8%, 2011	625,000	593,750

		$1,089,601
Asset Backed & Securitized - 6.4%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,200,000	$540,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	900,000	315,000
Asset Securitization Corp., FRN, 8.039%, 2029	1,095,135	1,182,832
Asset Securitization Corp., FRN, 8.529%, 2029 (z)	790,000	876,900
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.686%, 2040 (z)	674,286	485,486
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	941,921	941,921
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,564,676	1,621,171
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	31,532	31,290
Crest Ltd., CDO, 7%, 2040	400,000	191,932
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,050,000	1,115,214
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	550,000	543,149
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	700,000	437,024
Falcon Franchise Loan LLC, FRN, 3.08%, 2023 (i)(n)	4,940,271	400,261
Falcon Franchise Loan LLC, FRN, 3.844%, 2025 (i)(z)	3,644,731	382,004
First Union-Lehman Brothers Bank of America, FRN, 0.589%, 2035 (i)	18,583,823	294,531
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	470,774	494,902
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	1,758,000	1,661,126
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043	1,789,097	1,655,661
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.515%, 2021 (n)	523,730	333,616
Morgan Stanley Capital I, Inc., 1.46%, 2039 (i)(n)	10,951,115	349,495
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013 (z)	875,000	762,335
Salomon Brothers Mortgage Securities, Inc., FRN, 7.067%, 2032 (z)	1,800,000	1,941,825

		$16,557,675
Automotive - 1.1%
Allison Transmission, Inc., 11%, 2015 (n)	$590,000	$579,675
Ford Motor Credit Co. LLC, 9.75%, 2010	702,000	681,994
Ford Motor Credit Co. LLC, 8%, 2016	455,000	398,215
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	290,000	262,235
General Motors Acceptance Corp., 8.375%, 2033	859,000	653,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Johnson Controls, Inc., 5.25%, 2011	$290,000	$294,157

		$2,870,190
Broadcasting - 2.6%
Allbritton Communications Co., 7.75%, 2012	$718,000	$726,077
CanWest MediaWorks LP, 9.25%, 2015 (n)	305,000	278,313
Grupo Televisa S.A., 8.5%, 2032	589,000	696,768
Intelsat Jackson Holdings Ltd., 11.25%, 2016	305,000	309,194
ION Media Networks, Inc., FRN, 8.963%, 2013 (n)	900,000	540,000
Lamar Media Corp., 6.625%, 2015	435,000	409,988
Lamar Media Corp., “C”, 6.625%, 2015	275,000	259,188
LBI Media, Inc., 8.5%, 2017 (n)	300,000	249,000
Liberty Media Corp., 5.7%, 2013	520,000	465,513
LIN TV Corp., 6.5%, 2013	625,000	601,563
Local TV Finance LLC, 9.25%, 2015 (n)(p)	455,000	364,000
News America, Inc., 6.4%, 2035	890,000	890,639
Nexstar Broadcasting Group, Inc., 7%, 2014	320,000	272,800
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,095,000	788,400

		$6,851,443
Brokerage & Asset Managers - 0.7%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$740,000	$726,938
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	399,579
Nuveen Investments, Inc., 10.5%, 2015 (n)	745,000	717,063

		$1,843,580
Building - 1.0%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$355,000	$253,825
Building Materials Corp. of America, 7.75%, 2014	320,000	238,400
Lafarge S.A., 6.15%, 2011	1,320,000	1,339,296
Nortek Holdings, Inc., 8.5%, 2014	380,000	278,350
Ply Gem Industries, Inc., 9%, 2012	560,000	428,400

		$2,538,271
Business Services - 0.2%
SunGard Data Systems, Inc., 10.25%, 2015	$553,000	$587,563

Cable TV - 1.7%
CCH I Holdings LLC, 11%, 2015	$412,000	$320,330
CCH II Holdings LLC, 10.25%, 2010	760,000	731,500
CCO Holdings LLC, 8.75%, 2013	1,080,000	993,600
CSC Holdings, Inc., 6.75%, 2012	380,000	372,400
Mediacom LLC, 9.5%, 2013	530,000	515,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
NTL Cable PLC, 9.125%, 2016		$350,000	$337,750
TCI Communications, Inc., 9.8%, 2012		841,000	948,067
Videotron LTEE, 6.875%, 2014		110,000	107,250

			$4,326,322
Chemicals - 1.6%
Innophos, Inc., 8.875%, 2014		$405,000	$402,975
Koppers Holdings, Inc., 9.875%, 2013		355,000	376,300
Momentive Performance Materials, Inc., 9%, 2014	EUR	75,000	102,058
Momentive Performance Materials, Inc., 11.5%, 2016		$522,000	458,055
Nalco Co., 7.75%, 2011		450,000	462,375
Nalco Co., 8.875%, 2013		595,000	626,238
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014		450,000	429,750
Yara International A.S.A., 5.25%, 2014 (n)		1,300,000	1,256,893

			$4,114,644
Computer Software - 0.2%
First Data Corp., 9.875%, 2015 (n)		$560,000	$509,600

Construction - 0.5%
Lennar Corp., 5.125%, 2010		$1,110,000	$976,800
Pulte Homes, Inc., 4.875%, 2009		326,000	314,590

			$1,291,390
Consumer Goods & Services - 1.6%
Corrections Corp. of America, 6.25%, 2013		$200,000	$199,000
Fortune Brands, Inc., 5.125%, 2011		1,025,000	1,018,575
KAR Holdings, Inc., 10%, 2015		310,000	294,500
Service Corp. International, 7%, 2017		435,000	436,088
Service Corp. International, 7.625%, 2018		425,000	444,656
Western Union Co., 5.4%, 2011		1,800,000	1,799,246

			$4,192,065
Containers - 1.5%
Crown Americas LLC, 7.625%, 2013		$290,000	$301,600
Crown Americas LLC, 7.75%, 2015		610,000	643,550
Graham Packaging Co. LP, 9.875%, 2014		310,000	291,400
Greif, Inc., 6.75%, 2017		1,495,000	1,483,788
Owens-Brockway Glass Container, Inc., 8.25%, 2013		1,215,000	1,263,600

			$3,983,938
Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)		$1,297,000	$1,254,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - continued
L-3 Communications Corp., 6.125%, 2014	$700,000	$691,250

		$1,945,812
Electronics - 0.4%
Avago Technologies Finance, 11.875%, 2015	$160,000	$172,000
Flextronics International Ltd., 6.25%, 2014	420,000	397,950
Spansion LLC, 11.25%, 2016 (n)	510,000	326,400

		$896,350
Emerging Market Quasi-Sovereign - 0.7%
National Power Corp., 7.342%, 2011	$389,000	$413,551
OAO Gazprom, 7.343%, 2013 (z)	100,000	104,625
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	516,000	531,480
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	851,944

		$1,901,600
Emerging Market Sovereign - 1.7%
Federative Republic of Brazil, 6%, 2017	$151,000	$157,795
Federative Republic of Brazil, 8%, 2018	222,000	253,080
Gabonese Republic, 8.2%, 2017 (n)	562,000	588,695
Republic of Argentina, FRN, 3.092%, 2012	883,125	754,818
Republic of Colombia, 7.375%, 2017	704,000	792,704
Republic of Indonesia, 7.75%, 2038 (n)	125,000	125,313
Republic of Panama, 9.375%, 2029	233,000	314,550
Republic of Panama, 6.7%, 2036	372,000	385,950
Republic of Philippines, 9.375%, 2017	272,000	339,646
Republic of Uruguay, 8%, 2022	535,000	593,850

		$4,306,401
Energy - Independent - 2.3%
Chaparral Energy, Inc., 8.875%, 2017	$320,000	$292,800
Chesapeake Energy Corp., 6.375%, 2015	555,000	546,675
Forest Oil Corp., 7.25%, 2019	290,000	299,425
Hilcorp Energy I LP, 7.75%, 2015 (n)	565,000	556,525
Hilcorp Energy I LP, 9%, 2016 (n)	310,000	323,175
Mariner Energy, Inc., 8%, 2017	360,000	353,700
Newfield Exploration Co., 6.625%, 2014	400,000	397,000
Nexen, Inc., 6.4%, 2037	1,100,000	1,075,726
Opti Canada, Inc., 8.25%, 2014	625,000	645,313
Plains Exploration & Production Co., 7%, 2017	830,000	817,550
Quicksilver Resources, Inc., 7.125%, 2016	500,000	495,000
Southwestern Energy Co., 7.5%, 2018 (n)	200,000	212,000

		$6,014,889

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Integrated - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$264,000	$255,631

Entertainment - 0.4%
Marquee Holdings, Inc., 12%, 2014		$225,000	$175,500
Time Warner, Inc., 6.5%, 2036		110,000	103,746
Turner Broadcasting System, Inc., 8.375%, 2013		653,000	712,373

			$991,619
Financial Institutions - 1.5%
American Express Centurion Bank, 5.2%, 2010		$840,000	$851,502
CIT Group, Inc., 6.1% to 2017, FRN to 2067		80,000	41,786
General Motors Acceptance Corp., 6.875%, 2011		345,000	287,496
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		1,400,000	1,109,118
ORIX Corp., 5.48%, 2011		1,580,000	1,532,031
Residential Capital LLC, 8.5%, 2012		58,000	29,580

			$3,851,513
Food & Beverages - 1.5%
ARAMARK Corp., 8.5%, 2015		$720,000	$750,600
Dean Foods Co., 7%, 2016		195,000	182,325
Del Monte Corp., 6.75%, 2015		360,000	347,400
Michael Foods, Inc., 8%, 2013		495,000	480,150
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,418,516
Tyson Foods, Inc., 6.85%, 2016		660,000	655,544

			$3,834,535
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$178,000	$180,375

Forest & Paper Products - 1.8%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$60,000	$63,000
Buckeye Technologies, Inc., 8%, 2010		104,000	103,740
Buckeye Technologies, Inc., 8.5%, 2013		1,145,000	1,159,312
Catalyst Paper Corp., 8.625%, 2011		145,000	124,338
Georgia-Pacific Corp., 7.125%, 2017 (z)		255,000	252,450
Georgia-Pacific Corp., 8%, 2024		150,000	142,875
Graphic Packaging International Corp., 9.5%, 2013		230,000	228,850
Millar Western Forest Products Ltd., 7.75%, 2013		530,000	355,100
NewPage Holding Corp., 10%, 2012 (n)		300,000	320,250
NewPage Holding Corp., 12%, 2013		490,000	519,400
Smurfit Kappa Group PLC, 7.75%, 2015	EUR	530,000	808,249
Stora Enso Oyj, 6.404%, 2016 (n)		$690,000	612,703

			$4,690,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 3.0%
Firekeepers Development Authority, 13.875%, 2015 (z)		$545,000	$553,175
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		680,000	487,900
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		650,000	559,000
Harrah’s Operating Co., Inc., 5.75%, 2017		625,000	352,344
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		510,000	405,450
Isle of Capri Casinos, Inc., 7%, 2014		575,000	442,750
MGM Mirage, 8.375%, 2011		960,000	955,200
MGM Mirage, 6.75%, 2013		365,000	335,800
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		440,000	364,100
Scientific Games Corp., 6.25%, 2012		750,000	693,750
Station Casinos, Inc., 6%, 2012		85,000	71,719
Station Casinos, Inc., 6.5%, 2014		840,000	550,200
Station Casinos, Inc., 6.875%, 2016		1,060,000	681,050
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		915,000	587,888
Wyndham Worldwide Corp., 6%, 2016		380,000	341,960
Wynn Las Vegas LLC, 6.625%, 2014		515,000	502,125

			$7,884,411
Industrial - 0.8%
Blount, Inc., 8.875%, 2012		$650,000	$653,250
JohnsonDiversey, Inc., 9.625%, 2012	EUR	140,000	212,405
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$635,000	641,350
Steelcase, Inc., 6.5%, 2011		618,000	626,333

			$2,133,338
Insurance - 1.5%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,401,936
American International Group, Inc., 6.25%, 2037		$930,000	819,972
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,010,000	1,727,024

			$3,948,932
Insurance - Property & Casualty - 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,555,000	$1,492,449
Chubb Corp., 6.375% to 2017, FRN to 2037		630,000	587,823
USI Holdings Corp., 9.75%, 2015 (n)		430,000	339,700
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,080,000	951,396

			$3,371,368
International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	500,000	$515,018

International Market Sovereign - 20.1%
Dutch Government, 3.75%, 2009	EUR	1,682,000	$2,622,069

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Dutch Government, 3.75%, 2014	EUR	288,000	$442,988
Federal Republic of Germany, 5.25%, 2010	EUR	2,503,000	4,035,405
Federal Republic of Germany, 3.75%, 2015	EUR	1,044,000	1,606,173
Federal Republic of Germany, 6.25%, 2030	EUR	1,262,000	2,391,649
Government of Canada, 4.5%, 2015	CAD	845,000	899,387
Government of Canada, 5.75%, 2033	CAD	218,000	271,204
Government of Japan, 1.5%, 2012	JPY	306,000,000	2,994,117
Government of Japan, 1.3%, 2014	JPY	514,000,000	4,953,702
Government of Japan, 1.7%, 2017	JPY	381,000,000	3,737,590
Government of Japan, 2.2%, 2027	JPY	224,000,000	2,163,869
Government of Japan, 2.4%, 2037	JPY	130,000,000	1,237,327
Kingdom of Denmark, 4%, 2015	DKK	4,457,000	915,786
Kingdom of Spain, 5.35%, 2011	EUR	2,701,000	4,395,646
Kingdom of Sweden, 4.5%, 2015	SEK	2,715,000	466,884
Republic of Austria, 4.65%, 2018	EUR	2,068,000	3,319,400
Republic of France, 4.75%, 2012	EUR	439,000	706,188
Republic of France, 5%, 2016	EUR	1,142,000	1,881,300
Republic of France, 6%, 2025	EUR	554,000	1,002,242
Republic of France, 4.75%, 2035	EUR	2,101,000	3,290,840
Republic of Ireland, 4.6%, 2016	EUR	2,339,000	3,727,537
United Kingdom Treasury, 8%, 2015	GBP	1,140,000	2,752,115
United Kingdom Treasury, 8%, 2021	GBP	368,000	954,194
United Kingdom Treasury, 4.25%, 2036	GBP	804,000	1,532,101

			$52,299,713
Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$1,470,000	$1,473,984
Case New Holland, Inc., 7.125%, 2014		370,000	371,850

			$1,845,834
Major Banks - 2.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,478,000
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	195,617
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	562,877
Natixis S.A., 10% to 2018, FRN to 2049 (z)		820,000	829,045
Royal Bank of Scotland Group PLC, 9.118%, 2049		857,000	866,388
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		1,187,000	1,173,753
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042		920,000	731,400

			$5,837,080
Medical & Health Technology & Services - 3.9%
Cardinal Health, Inc., 5.8%, 2016		$840,000	$842,188
Community Health Systems, Inc., 8.875%, 2015		860,000	894,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Cooper Cos., Inc., 7.125%, 2015	$410,000	$391,550
DaVita, Inc., 6.625%, 2013	270,000	268,650
DaVita, Inc., 7.25%, 2015	1,115,000	1,117,787
HCA, Inc., 6.375%, 2015	1,075,000	956,750
HCA, Inc., 9.25%, 2016	945,000	1,015,875
Hospira, Inc., 5.55%, 2012	450,000	445,086
Hospira, Inc., 6.05%, 2017	410,000	401,430
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	310,000	332,475
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	615,000	653,438
McKesson Corp., 5.7%, 2017	370,000	362,199
Owens & Minor, Inc., 6.35%, 2016	710,000	703,768
Psychiatric Solutions, Inc., 7.75%, 2015	515,000	526,588
U.S. Oncology, Inc., 10.75%, 2014	495,000	499,950
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	311,100
Universal Hospital Services, Inc., FRN, 8.287%, 2015	90,000	85,050
VWR Funding, Inc., 10.25%, 2015 (p)	265,000	255,063

		$10,063,347
Metals & Mining - 1.7%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$351,037
FMG Finance Ltd., 10.625%, 2016 (n)	720,000	819,000
Foundation PA Coal Co., 7.25%, 2014	270,000	277,425
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,160,000	1,281,800
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015	480,000	484,800
Peabody Energy Corp., 7.375%, 2016	155,000	162,750
Peabody Energy Corp., “B”, 6.875%, 2013	665,000	678,300
PNA Group, Inc., 10.75%, 2016	405,000	374,625

		$4,429,737
Mortgage Backed - 4.9%
Fannie Mae, 5.5%, 2019 - 2035	$8,945,395	$9,052,643
Fannie Mae, 6.5%, 2031	269,880	285,000
Fannie Mae, 6%, 2034 (f)	3,259,957	3,348,727

		$12,686,370
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$387,887
Inergy LP, 6.875%, 2014	335,000	326,206

		$714,093
Natural Gas - Pipeline - 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$440,000	$456,500
CenterPoint Energy, Inc., 7.875%, 2013	1,826,000	1,994,554

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	$940,000	$972,614
Intergas Finance B.V., 6.875%, 2011	228,000	221,160
Kinder Morgan Energy Partners LP, 6%, 2017	830,000	829,908
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,497,050
Spectra Energy Capital LLC, 8%, 2019	679,000	751,390
Transcapitalinvest, 5.67%, 2014	252,000	239,074
Williams Partners LP, 7.25%, 2017	405,000	418,163

		$7,380,413
Network & Telecom - 2.4%
Cincinnati Bell, Inc., 8.375%, 2014	$485,000	$482,575
Citizens Communications Co., 9.25%, 2011	863,000	910,465
Citizens Communications Co., 9%, 2031	630,000	581,175
Deutsche Telekom International Finance B.V., 8%, 2010	543,000	581,689
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	475,463
Qwest Capital Funding, Inc., 7.25%, 2011	710,000	695,800
Qwest Corp., 8.875%, 2012	290,000	305,950
Qwest Corp., 7.5%, 2014	560,000	562,800
Telecom Italia Capital, 4.875%, 2010	248,000	245,505
Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,169,081
Windstream Corp., 8.625%, 2016	280,000	293,300

		$6,303,803
Oil Services - 0.4%
Basic Energy Services, Inc., 7.125%, 2016	$595,000	$583,100
Weatherford International Ltd., 6.35%, 2017	340,000	357,980

		$941,080
Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$1,290,000	$1,345,182

Other Banks & Diversified Financials - 1.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.7%, 2011 (n)	$697,500	$666,113
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	841,000	842,682
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012 (z)	800,000	770,410
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	207,481
Swedbank AB, FRN, 9%, 2049 (n)	800,000	830,744
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	980,228
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	668,435

		$4,966,093
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$359,000	$362,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Precious Metals & Minerals - 0.2%
Alrosa Finance S.A., 8.875%, 2014		$488,000	$525,181

Printing & Publishing - 1.6%
American Media Operations, Inc., 10.25%, 2009		$16,107	$12,020
American Media Operations, Inc., “B”, 10.25%, 2009		443,000	330,589
Dex Media West LLC, 9.875%, 2013		1,409,000	1,327,982
Idearc, Inc., 8%, 2016		1,454,000	945,100
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	215,000	216,061
Nielsen Finance LLC, 10%, 2014		$295,000	306,800
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		780,000	561,600
Quebecor World, Inc., 6.125%, 2013 (d)		210,000	87,675
R.H. Donnelley Corp., 8.875%, 2016		475,000	308,750

			$4,096,577
Railroad & Shipping - 0.1%
Panama Canal Railway Co., 7%, 2026 (n)		$337,000	$308,355

Real Estate - 0.9%
ERP Operating LP, REIT, 5.75%, 2017		$630,000	$591,155
Simon Property Group, Inc., REIT, 6.1%, 2016		1,790,000	1,794,464

			$2,385,619
Retailers - 0.6%
Couche-Tard, Inc., 7.5%, 2013		$625,000	$628,125
Limited Brands, Inc., 5.25%, 2014		898,000	762,644
Target Corp., 6.5%, 2037		250,000	251,956

			$1,642,725
Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013		$310,000	$279,775

Supermarkets - 0.4%
Safeway, Inc., 4.95%, 2010		$470,000	$476,370
Safeway, Inc., 6.5%, 2011		650,000	674,502

			$1,150,872
Telecommunications - Wireless - 1.9%
Alltel Corp., 7%, 2012		$462,000	$392,700
MetroPCS Wireless, Inc., 9.25%, 2014		490,000	481,425
Nextel Communications, Inc., 5.95%, 2014		1,545,000	1,205,100
Rogers Cable, Inc., 5.5%, 2014		659,000	645,695
Vimpel-Communications, 9.125%, 2018 (z)		250,000	250,220
Vimpel-Communications, 8.375%, 2013 (z)		396,000	395,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Vodafone Group PLC, 5.375%, 2015	$1,080,000	$1,080,750
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	442,000	476,255

		$4,928,057
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$1,100,000	$1,113,987

Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$557,501	$620,220
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	250,000	168,750

		$788,970
Transportation - Services - 0.1%
Hertz Corp., 8.875%, 2014	$300,000	$302,250

Utilities - Electric Power - 4.9%
AES Corp., 9.375%, 2010	$1,025,000	$1,090,344
Beaver Valley Funding Corp., 9%, 2017	1,672,000	1,831,208
Dynegy Holdings, Inc., 7.5%, 2015	455,000	452,725
Edison Mission Energy, 7%, 2017	1,470,000	1,484,700
Enersis S.A., 7.375%, 2014	648,000	697,435
FirstEnergy Corp., 6.45%, 2011	857,000	889,989
HQI Transelec Chile S.A., 7.875%, 2011	1,200,000	1,302,208
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	315,000	331,538
Mirant Americas Generation LLC, 8.3%, 2011	100,000	103,750
Mirant North America LLC, 7.375%, 2013	585,000	606,938
NRG Energy, Inc., 7.375%, 2016	1,440,000	1,483,200
Reliant Energy, Inc., 7.875%, 2017	350,000	364,875
Sierra Pacific Resources, 8.625%, 2014	230,000	240,655
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	1,215,000	1,266,638
Waterford 3 Funding Corp., 8.09%, 2017	518,001	507,641

		$12,653,844
Total Bonds (Identified Cost, $239,232,057)		$236,829,838

Portfolio of Investments (unaudited) – continued

Floating Rate Loans - 2.1% (g)(r)
Issuer	Shares/Par	Value ($)

Aerospace - 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$26,430	$25,147
Hawker Beechcraft Acquisition Co., Term Loan B, 4.7%, 2014	603,152	573,874

		$599,021
Automotive - 0.4%
Allison Transmission, Inc., Term Loan B, 5.58%, 2014	$340,475	$318,940
Ford Motor Co., Term Loan B, 5.8%, 2013	186,287	171,035
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	573,442	541,903

		$1,031,878
Broadcasting - 0.1%
Young Broadcasting, Inc., Term Loan, 2012 (o)	$252,351	$225,224
Young Broadcasting, Inc., Term Loan B-1, 2012 (o)	134,802	120,311

		$345,535
Cable TV - 0.1%
CSC Holdings, Inc., Term Loan B, 4.48%, 2013	$370,872	$356,871

Computer Software - 0.2%
First Data Corp., Term Loan B-2, 5.62%, 2014	$468,860	$440,533

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$130,082	$126,830

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 2014 (o)	$310,737	$192,657
Harrahs Entertainment, Inc., Term Loan B-2, 5.92%, 2015	225,367	211,507

		$404,164
Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan B, 0%, 2014 (q)	$3,876	$3,709
Community Health Systems, Inc., Term Loan, 5.34%, 2014	75,780	72,516
HCA, Inc., Term Loan B, 4.95%, 2013	176,170	167,141

		$243,366
Printing & Publishing - 0.3%
Idearc, Inc., Term Loan B, 2014 (o)	$45,305	$37,284
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	260,948	246,515
Tribune Co., Term Loan B, 2014 (o)	557,775	412,893

		$696,692
Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.46%, 2013	$515,445	$454,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Utilities - Electric Power - 0.3%
Calpine Corp., Term Loan, 5.58%, 2009	$396,039	$371,980
TXU Corp. Term Loan B-3, 6.58%, 2014	515,267	492,805

		$864,785
Total Floating Rate Loans (Identified Cost, $5,575,992)		$5,564,555

Money Market Funds (v) - 4.4%
MFS Institutional Money Market Portfolio, 2.66%, at Cost and Net Asset Value	11,546,226	$11,546,226

Rights - 0.0%

Emerging Market Sovereign - 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (Identified Cost, $0) (a)	1,250,000	$0
Total Investments (Identified Cost, $256,354,275) (k)		$253,940,619

Other Assets, Less Liabilities - 2.4%		6,123,780
Net Assets - 100.0%		$260,064,399

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $230,821,310 and 90.90% of market value. An independent pricing service provided an evaluated bid for 90.42% of the market value.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,909,857, representing 11.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$60,000	$63,000
Anthracite Ltd., CDO, 6%, 2037	5/14/02	989,638	540,000
Asset Securitization Corp., FRN, 8.529%, 2029	1/25/05	701,854	876,900
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.686%, 2040	3/01/06	674,286	485,486
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012	3/08/05	800,000	770,410
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	945,481	941,921
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,479,218	1,621,171
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,286	543,149
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	638,551	437,024
Falcon Franchise Loan LLC, FRN, 3.844%, 2025	1/29/03	468,582	382,004
Firekeepers Development Authority, 13.875%, 2015	4/22/08	526,400	553,175
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	1,605,462	1,661,126
Georgia-Pacific Corp., 7.125%, 2017	4/22/08	255,350	252,450
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	820,000	829,045
OAO Gazprom, 7.343%, 2013	4/02/08	100,000	104,625
Prudential Securities Secured Financing Corp., FRN, 7.289%, 2013	12/06/04	933,972	762,335
Salomon Brothers Mortgage Securities, Inc., FRN, 7.067%, 2032	1/07/05	1,971,594	1,941,825
Vimpel-Communications, 9.125%, 2018	4/24/08	250,000	250,220
Vimpel-Communications, 8.375%, 2013	4/24/08	396,000	395,912
Total Restricted Securities			$13,411,778
% of Net Assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	456,122	5/12/08	$422,269	$431,271	$9,002
SELL	DKK	4,496,681	6/16/08	949,845	940,571	9,274
BUY	EUR	1,451,649	5/14/08-6/30/08	2,243,209	2,268,796	25,587
SELL	JPY	359,767,499	6/30/08	3,546,010	3,474,712	71,298
BUY	MXN	3,111,529	6/09/08	292,473	295,391	2,918
BUY	PLN	1,349,934	5/30/08	601,280	610,138	8,858
SELL	SEK	2,478,937	5/14/08	415,643	415,073	570

						$127,507

Depreciation
SELL	AUD	450,000	5/12/08	$410,648	$425,483	$(14,835)
SELL	CAD	1,704,823	6/24/08	1,672,179	1,696,544	(24,365)
BUY	EUR	462,978	5/14/08-6/30/08	724,825	723,781	(1,044)
SELL	EUR	11,314,951	5/14/08-6/30/08	17,503,011	17,688,051	(185,040)
SELL	GBP	2,724,015	6/30/08	5,345,491	5,396,800	(51,309)
SELL	JPY	30,375,650	6/30/08	292,693	293,375	(682)
SELL	PLN	1,349,934	5/30/08	605,007	610,138	(5,131)
SELL	SEK	326,914	5/14/08	54,586	54,738	(152)

						$(282,558)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	59	6,607,078	Jun-08	$(20,945)

See Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	100,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	$(25,797)
6/20/09	USD	300,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	(79,550)
9/20/10	USD	1,130,000	Merrill Lynch International	(2)	0.68% (fixed rate)	118,331
9/20/12	USD	1,180,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	2,826
3/20/13	USD	1,790,000	Goldman Sachs International	(4)	2.129% (fixed rate)	(101,356)
						$(85,546)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/2015.
(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/2013.
(3)	Fund to pay notional amount upon a defined credit event by Federal National Mortgage Association, 5.5%, 6/09/2033.
(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group, 6.350%, 8/28/2012.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $244,808,049)	$242,394,393
Underlying funds, at cost and value	11,546,226
Total investments, at value (identified cost, $256,354,275)		$253,940,619
Cash	$217,595
Receivable for forward foreign currency exchange contracts	127,507
Receivable for daily variation margin on open futures contracts	20,281
Receivable for investments sold	5,897,219
Receivable for fund shares sold	121,805
Interest and dividends receivable	4,275,692
Receivable from investment adviser	51,385
Swaps, at value	121,157
Other assets	2,896
Total assets		$264,776,156
Liabilities
Distributions payable	$339,829
Payable for forward foreign currency exchange contracts	282,558
Payable for investments purchased	2,954,603
Payable for fund shares reacquired	749,456
Swaps, at value	206,703
Payable to affiliates
Management fee	5,659
Shareholder servicing costs	76,917
Distribution and service fees	7,760
Administrative services fee	234
Payable for independent trustees’ compensation	49,901
Accrued expenses and other liabilities	38,137
Total liabilities		$4,711,757
Net assets		$260,064,399
Net assets consist of
Paid-in capital	$319,464,965
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,646,080)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(56,193,225)
Accumulated distributions in excess of net investment income	(561,261)
Net assets		$260,064,399
Shares of beneficial interest outstanding		40,042,316

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$177,139,732
Shares outstanding	27,171,153
Net asset value per share		$6.52
Offering price per share (100/95.25 × net asset value per share)		$6.85
Class B shares
Net assets	$51,243,719
Shares outstanding	7,942,684
Net asset value and offering price per share		$6.45
Class C shares
Net assets	$29,438,220
Shares outstanding	4,584,260
Net asset value and offering price per share		$6.42
Class I shares
Net assets	$2,242,728
Shares outstanding	344,219
Net asset value, offering price, and redemption price per share		$6.52

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08    (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,377,214
Dividends	236,464
Dividends from underlying funds	31,427
Foreign taxes withheld	(2,031)
Total investment income		$8,643,074
Expenses
Management fee	$864,678
Distribution and service fees	734,568
Shareholder servicing costs	227,116
Administrative services fee	22,619
Independent trustees’ compensation	8,774
Custodian fee	32,560
Shareholder communications	25,516
Auditing fees	28,997
Legal fees	2,782
Miscellaneous	33,149
Total expenses		$1,980,759
Fees paid indirectly	(22,961)
Reduction of expenses by investment adviser	(606,246)
Net expenses		$1,351,552
Net investment income		$7,291,522
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$(685,503)
Futures contracts	(272,343)
Swap transactions	15,594
Foreign currency transactions	(1,269,387)
Net realized gain (loss) on investments and foreign currency transactions		$(2,211,639)
Change in unrealized appreciation (depreciation)
Investments	$(3,443,317)
Futures contracts	68,367
Swap transactions	(161,782)
Translation of assets and liabilities in foreign currencies	206,333
Net unrealized gain (loss) on investments and foreign currency translation		$(3,330,399)
Net realized and unrealized gain (loss) on investments and foreign currency		$(5,542,038)
Change in net assets from operations		$1,749,484

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six Months Ended 4/30/08	Year Ended 10/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$7,291,522	$16,911,981
Net realized gain (loss) on investments and foreign currency transactions	(2,211,639)	1,551,797
Net unrealized gain (loss) on investments and foreign currency translation	(3,330,399)	(3,299,444)
Change in net assets from operations	$1,749,484	$15,164,334
Distributions declared to shareholders
From net investment income
Class A	$(5,473,611)	$(10,847,144)
Class B	(1,482,541)	(3,511,831)
Class C	(799,265)	(1,569,001)
Class I	(73,285)	(823,261)
Total distributions declared to shareholders	$(7,828,702)	$(16,751,237)
Change in net assets from fund share transactions	$(11,936,417)	$(36,860,144)
Total change in net assets	$(18,015,635)	$(38,447,047)
Net assets
At beginning of period	278,080,034	316,527,081
At end of period (including accumulated distributions in excess of net investment income of $561,261 and $24,081, respectively)	$260,064,399	$278,080,034

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.67		$6.70	$6.67	$6.90	$6.69	$6.24
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.37	$0.38	$0.40	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.04)	0.05	(0.20)	0.22	0.46
Total from investment operations	$0.05		$0.35	$0.42	$0.18	$0.62	$0.84
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.39)	$(0.41)	$(0.41)	$(0.39)
Net asset value, end of period	$6.52		$6.67	$6.70	$6.67	$6.90	$6.69
Total return (%) (r)(s)(t)	0.75	(n)	5.41	6.59	2.68	9.57	13.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.29	1.33	1.34	1.32	1.32
Expenses after expense reductions (f)	0.83	(a)	0.83	0.83	0.83	0.87	0.93
Net investment income	5.67	(a)	5.79	5.55	5.51	5.92	5.89
Portfolio turnover	29		55	66	63	64	136
Net assets at end of period (000 Omitted)	$177,140		$185,193	$194,376	$196,672	$190,165	$190,926

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.59		$6.63	$6.59	$6.83	$6.62	$6.18
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.32	$0.33	$0.35	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.04)	0.07	(0.21)	0.22	0.45
Total from investment operations	$0.03		$0.30	$0.39	$0.12	$0.57	$0.79
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.35)	$(0.36)	$(0.36)	$(0.35)
Net asset value, end of period	$6.45		$6.59	$6.63	$6.59	$6.83	$6.62
Total return (%) (r)(s)(t)	0.55	(n)	4.57	6.06	1.83	8.90	13.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.94	1.97	1.99	1.97	1.97
Expenses after expense reductions (f)	1.48	(a)	1.48	1.48	1.48	1.52	1.58
Net investment income	5.08	(a)	5.13	4.90	4.89	5.27	5.25
Portfolio turnover	29		55	66	63	64	136
Net assets at end of period (000 Omitted)	$51,244		$60,044	$77,822	$105,223	$130,075	$146,903

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.56		$6.60	$6.56	$6.80	$6.59	$6.15
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.32	$0.33	$0.35	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.04)	0.07	(0.21)	0.22	0.45
Total from investment operations	$0.03		$0.30	$0.39	$0.12	$0.57	$0.78
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.35)	$(0.36)	$(0.36)	$(0.34)
Net asset value, end of period	$6.42		$6.56	$6.60	$6.56	$6.80	$6.59
Total return (%) (r)(s)(t)	0.54	(n)	4.56	6.07	1.81	8.91	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.94	1.98	1.99	1.98	1.97
Expenses after expense reductions (f)	1.48	(a)	1.48	1.48	1.48	1.53	1.58
Net investment income	5.10	(a)	5.14	4.90	4.87	5.26	5.23
Portfolio turnover	29		55	66	63	64	136
Net assets at end of period (000 Omitted)	$29,438		$30,385	$29,892	$32,413	$36,537	$40,703

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.66		$6.71	$6.67	$6.91	$6.70	$6.25
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.39	$0.40	$0.42	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		(0.06)	0.07	(0.20)	0.22	0.46
Total from investment operations	$0.07		$0.36	$0.46	$0.20	$0.64	$0.86
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.41)	$(0.42)	$(0.44)	$(0.43)	$(0.41)
Net asset value, end of period	$6.52		$6.66	$6.71	$6.67	$6.91	$6.70
Total return (%) (r)(s)	1.07	(n)	5.46	7.11	2.90	9.95	14.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.95	0.98	0.99	0.97	0.97
Expenses after expense reductions (f)	0.48	(a)	0.48	0.48	0.48	0.52	0.58
Net investment income	6.02	(a)	6.08	5.89	5.86	6.28	6.23
Portfolio turnover	29		55	66	63	64	136
Net assets at end of period (000 Omitted)	$2,243		$2,458	$14,437	$12,947	$11,965	$9,764

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts

Notes to Financial Statements (unaudited) – continued

are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair

Notes to Financial Statements (unaudited) – continued

value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities,

Notes to Financial Statements (unaudited) – continued

may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2008, the portfolio had unfunded loan commitments of $3,876, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax

Notes to Financial Statements (unaudited) – continued

regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$16,751,237

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$257,671,074
Gross appreciation	6,715,149
Gross depreciation	(10,445,604)
Net unrealized appreciation (depreciation)	$(3,730,455)

As of 10/31/07
Undistributed ordinary income	1,871,951
Capital loss carryforwards	(52,898,424)
Other temporary differences	(2,139,748)
Net unrealized appreciation (depreciation)	(155,127)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/08	$(3,849,634)
10/31/09	(17,590,678)
10/31/10	(28,105,973)
10/31/14	(3,352,139)
$(52,898,424)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.40% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended April 30, 2008, this waiver amounted to $332,568 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.08% annually of the fund’s average daily net assets. This written agreement will continue through February 28, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended April 30, 2008, this reduction amounted to $273,043 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,394 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$314,629
Class B	0.75%	0.25%	1.00%	1.00%	272,932
Class C	0.75%	0.25%	1.00%	1.00%	147,007
Total Distribution and Service Fees					$734,568

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% annually.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$12
Class B	37,931
Class C	6,830

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $99,453, which equated to 0.0748% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $127,663.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,036. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $54. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $44,800 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $1,117 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $635, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$—	$758,211
Investments (non-U.S. government securities)	$72,003,423	$87,351,895

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,052,558	$19,939,099	6,784,277	$45,519,352
Class B	817,564	5,280,960	1,657,912	11,002,247
Class C	568,895	3,662,338	1,143,624	7,569,074
Class I	6,702	43,589	1,311,765	8,809,457
	4,445,719	$28,925,986	10,897,578	$72,900,130
Shares issued to shareholders in reinvestment of distributions
Class A	635,534	$4,171,688	1,225,746	$8,216,066
Class B	152,590	990,798	348,575	2,311,745
Class C	81,774	528,316	159,119	1,049,920
Class I	9,460	61,905	114,102	765,954
	879,358	$5,752,707	1,847,542	$12,343,685
Shares reacquired
Class A	(4,297,591)	$(28,089,216)	(9,248,229)	$(62,024,583)
Class B	(2,132,639)	(13,780,671)	(4,645,331)	(30,814,004)
Class C	(695,942)	(4,477,561)	(1,205,471)	(7,936,261)
Class I	(40,818)	(267,662)	(3,209,631)	(21,329,111)
	(7,166,990)	$(46,615,110)	(18,308,662)	$(122,103,959)
Net change
Class A	(609,499)	$(3,978,429)	(1,238,206)	$(8,289,165)
Class B	(1,162,485)	(7,508,913)	(2,638,844)	(17,500,012)
Class C	(45,273)	(286,907)	97,272	682,733
Class I	(24,656)	(162,168)	(1,783,764)	(11,753,700)
	(1,841,913)	$(11,936,417)	(5,563,542)	$(36,860,144)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense

Notes to Financial Statements (unaudited) – continued

were $625 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	59,274,552	47,728,326	11,546,226

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,427	$11,546,226

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.